Taxation - Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (52,462)	$ (19,645)
US
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	93,729	127,061
Deferred tax liabilities	(58,133)	(53,744)
Deferred tax assets (liabilities), net	35,596	73,317
Deferred tax liabilities, net, recognized	(52,462)	(19,645)
Deferred tax assets (liabilities), net, not recognized	88,058	92,962
US | Operating tax losses
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	3,849	48,317
US | Tax credits
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	2,425	11,101
US | Share-based payments
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	5,210	8,423
US | Capitalized research & development expenditures
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	39,422	36,084
US | Investment in Associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	0	13,036
US | Lease liability
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	5,133	7,143
US | Sale of future royalties
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	35,920	0
US | Other temporary differences
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	1,770	2,957
US | Investments held at fair value
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(53,411)	(47,877)
US | Right of use assets
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(2,330)	(3,519)
US | Property and equipment, net
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	(1,637)	(2,348)
US | Investment in Associates
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities	$ (755)	$ 0